Operating Leases (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$ 1,737
Weighted-average remaining lease term	7 years 7 months 6 days
Weighted-average discount rate	5.39%